Bank Indebtedness - Schedule of Bank Indebtedness (Parenthetical) (Detail) - IRD, iCOMS and VIZIYA Acquisition [Member] $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
HSBC Bank Canada Credit Facility [Member]
Short Term Debt [Line Items]
Revolving credit facility authorized and secured by a general security agreement		$ 7.6
HSBC Bank Canada - Borrowing in Canadian dollars with interest at bank prime plus 1.5% (effective rate at December 31, 2018 of 5.5% (2017 - 4.7%)) [Member]
Short Term Debt [Line Items]
Interest rate	1.50%
Effective rate		5.50%	4.70%
Interest rate description	prime plus 1.5%
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$32 with interest at bank prime plus 0.5% (effective rate at December 31, 2018 of 4.5% (2017 - 3.7%)). Due September 30, 2021 [Member]
Short Term Debt [Line Items]
Interest rate	0.50%
Effective rate		4.50%	3.70%
Interest rate description	prime plus 0.5%
Discount payment stream	$ 32
Debt maturity date	Sep. 30, 2021
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$75 with interest at bank prime plus 0.5% (effective rate at December 31, 2018 of 4.5% (2017 - 3.7%)). Due May 31, 2022 [Member]
Short Term Debt [Line Items]
Interest rate	0.50%
Effective rate		4.50%	3.70%
Interest rate description	prime plus 0.5%
Discount payment stream	$ 75
Debt maturity date	May 31, 2022
TD Canada Trust - Borrowing in Canadian dollars with interest at bank prime plus 2.0% (effective rate at December 31, 2018 of 6.0% (2017- 5.2%) [Member]
Short Term Debt [Line Items]
Interest rate	2.00%
Effective rate		6.00%	5.20%
ING Bank, Euro revolving credit facility, interest at 3 month Euribor rate plus 2.4% (effective rate at December 31, 2018 of 2.1% (2017- 2.3%) [Member]
Short Term Debt [Line Items]
Interest rate	2.40%
Effective rate		2.10%	2.30%